PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Voya GNMA Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS : 78.5%
Federal Home Loan Mortgage Corporation : 1.3%
(1)
579,371
3.500
%,
07/01/2047 $ 534,663
0.1
1,267,099
3.500
%,
12/01/2047 1,164,787
0.1
2,417,805
3.500
%,
03/01/2048 2,232,255
0.2
2,704,643
3.500
%,
11/01/2048 2,497,075
0.2
786,127
4.000
%,
07/01/2047 746,146
0.1
3,000,000
(2)
4.220
%,
10/15/2025 2,963,353
0.3
308,773
4.500
%,
08/01/2047 301,327
0.0
316,906
5.000
%,
11/01/2035 322,506
0.0
16,287
5.000
%,
12/01/2035 16,558
0.0
7,776
5.000
%,
01/01/2038 7,907
0.0
7,719
5.000
%,
03/01/2038 7,851
0.0
31,567
5.000
%,
03/01/2038 32,080
0.0
90,216
5.000
%,
02/01/2039 90,054
0.0
330,189
5.000
%,
07/01/2039 334,883
0.1
102,388
5.000
%,
01/01/2040 103,844
0.0
368,423
5.000
%,
04/01/2040 371,842
0.1
1,164,885
5.000
%,
10/01/2040 1,181,456
0.1
139,634
5.000
%,
05/01/2041 141,105
0.0
115,259
5.290
%,
10/01/2037 118,054
0.0
4,882
5.410
%,
08/01/2037 4,870
0.0
30,391
5.440
%,
01/01/2037 31,342
0.0
25,251
5.440
%,
09/01/2037 25,887
0.0
23,714
5.440
%,
02/01/2038 24,428
0.0
86,222
5.450
%,
12/01/2037 88,086
0.0
109,528
5.450
%,
12/01/2037 111,440
0.0
28,480
5.460
%,
08/01/2037 29,276
0.0
31,688
5.460
%,
01/01/2038 32,304
0.0
45,860
5.500
%,
08/01/2037 47,099
0.0
75,390
5.500
%,
11/01/2037 77,390
0.0
30,276
5.620
%,
12/01/2036 31,399
0.0
53,188
5.620
%,
08/01/2037 54,938
0.0
61,962
5.625
%,
12/01/2036 64,102
0.0
73,696
5.625
%,
01/01/2037 73,802
0.0
79,940
5.625
%,
03/01/2037 82,810
0.0
75,770
5.625
%,
06/01/2037 78,090
0.0
35,844
5.625
%,
02/01/2038 37,166
0.0
280,067
5.750
%,
09/01/2037 290,119
0.0
48,929
5.750
%,
10/01/2037 50,777
0.0
79,333
6.090
%,
12/01/2037 81,969
0.0
2,097
7.500
%,
01/01/2030 2,159
0.0
14,487,199
1.3
Federal National Mortgage Association : 2.3%
(1)
56,729
3.125
%,
11/01/2041 53,889
0.0
23,130
3.250
%,
04/01/2041 23,038
0.0
83,465
3.475
%,
10/01/2041 80,801
0.0
62,487
3.750
%,
09/01/2041 61,217
0.0
55,549
3.750
%,
10/01/2041 54,217
0.0
3,868,013
4.000
%,
07/01/2056 3,611,393
0.4
19,900,000
(2)
4.230
%,
07/16/2025 19,863,207
1.8
602,406
4.500
%,
09/01/2047 589,529
0.1
76,480
5.290
%,
09/01/2037 76,767
0.0
219,156
5.290
%,
11/01/2037 220,727
0.0
67,213
5.290
%,
12/01/2037 66,912
0.0
104,128
5.290
%,
04/01/2038 104,574
0.0
10,334
5.350
%,
04/01/2029 10,314
0.0
55,897
5.390
%,
05/01/2038 56,167
0.0
105,586
5.440
%,
08/01/2047 105,925
0.0
152,802
5.440
%,
08/01/2047 153,397
0.0
161,453
5.440
%,
08/01/2047 162,103
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal National Mortgage Association (continued)
163,487
5.440
%,
09/01/2047 $ 164,149
0.0
255,338
5.440
%,
10/01/2047 256,694
0.0
52,988
5.620
%,
12/01/2036 53,450
0.0
95,311
5.890
%,
08/01/2047 96,145
0.0
102,147
5.890
%,
10/01/2047 103,042
0.0
2,689
6.600
%,
07/01/2027 2,684
0.0
25,970,341
2.3
Government National Mortgage Association : 72.1%
4,224,794
2.000
%,
08/20/2050 3,445,187
0.3
29,604,344
2.000
%,
12/20/2050 24,135,137
2.2
16,465,500
2.000
%,
01/20/2051 13,424,246
1.2
13,874,190
2.000
%,
02/20/2051 11,318,483
1.0
6,383,299
2.000
%,
06/20/2051 5,203,938
0.5
11,320,198
2.000
%,
08/20/2051 9,228,599
0.9
3,226,889
2.000
%,
10/20/2051 2,630,651
0.3
2,249,531
2.000
%,
11/20/2051 1,834,223
0.2
19,009,335
2.000
%,
12/20/2051 15,496,786
1.4
41,742,933
2.000
%,
03/20/2052 34,029,348
3.1
28,795,000
(3)
2.000
%,
07/20/2055 23,458,390
2.1
8,440,374
2.500
%,
12/20/2050 7,190,105
0.7
30,206,777
2.500
%,
03/20/2051 25,703,779
2.3
15,225,523
2.500
%,
04/20/2051 12,954,714
1.2
15,096,771
2.500
%,
05/20/2051 12,847,342
1.2
3,478,755
2.500
%,
08/20/2051 2,959,190
0.3
23,166,605
2.500
%,
10/20/2051 19,706,513
1.8
3,484,919
2.500
%,
12/20/2051 2,964,407
0.3
15,285,551
2.500
%,
03/20/2052 13,002,469
1.2
69,130,000
(3)
2.500
%,
07/20/2055 58,743,347
5.3
115,491
3.000
%,
12/15/2041 106,030
0.0
76,285
3.000
%,
01/15/2042 68,456
0.0
152,297
3.000
%,
01/15/2042 140,171
0.0
152,767
3.000
%,
01/15/2042 140,443
0.0
428,056
3.000
%,
02/15/2042 388,370
0.1
147,743
3.000
%,
03/15/2042 134,045
0.0
124,924
3.000
%,
04/15/2042 112,105
0.0
51,326
3.000
%,
05/15/2042 47,237
0.0
40,558
3.000
%,
06/15/2042 36,396
0.0
20,967,791
3.000
%,
04/20/2045 18,872,817
1.7
234,152
3.000
%,
11/20/2045 207,353
0.0
54,696
3.000
%,
12/20/2045 48,435
0.0
79,426
3.000
%,
12/20/2045 70,545
0.0
85,416
3.000
%,
12/20/2045 75,638
0.0
46,739
3.000
%,
01/20/2046 41,524
0.0
1,724,394
3.000
%,
02/20/2050 1,501,371
0.2
2,374,052
3.000
%,
10/20/2051 2,103,776
0.2
20,748,953
3.000
%,
10/20/2051 17,963,759
1.6
16,349,974
3.000
%,
11/20/2051 14,155,268
1.3
1,293,300
3.000
%,
01/20/2052 1,145,586
0.1
7,292,784
3.000
%,
03/20/2052 6,446,472
0.6
3,364,878
3.000
%,
04/20/2052 2,979,496
0.3
44,748
3.250
%,
03/15/2041 41,205
0.0
222,611
3.250
%,
04/15/2041 205,158
0.0
66,554
3.250
%,
05/15/2041 61,349
0.0
281,144
3.250
%,
06/15/2041 259,195
0.0
53,253
3.250
%,
07/15/2041 48,995
0.0
321,188
3.250
%,
07/15/2041 295,856
0.0
550,253
3.250
%,
08/15/2041 507,113
0.1
171,808
3.250
%,
09/15/2041 158,401
0.0
229,607
3.250
%,
09/15/2041 211,686
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
37,225
3.250
%,
11/15/2041 $ 34,248
0.0
126,967
3.250
%,
11/15/2041 117,055
0.0
58,996
3.250
%,
12/15/2041 54,389
0.0
34,754
3.250
%,
04/15/2042 31,974
0.0
24,537
3.250
%,
06/15/2042 22,567
0.0
71,316
3.250
%,
06/15/2042 65,612
0.0
726,852
3.500
%,
04/20/2043 671,186
0.1
843,603
3.500
%,
06/20/2045 771,484
0.1
3,206,022
3.500
%,
03/20/2047 3,001,218
0.3
406,596
3.500
%,
07/20/2047 375,964
0.1
693,971
3.500
%,
07/20/2047 639,335
0.1
17,155,903
3.500
%,
12/20/2047 15,770,020
1.4
6,143,324
3.500
%,
01/20/2048 5,659,836
0.5
2,303,207
3.500
%,
02/20/2048 2,128,355
0.2
4,600,320
3.500
%,
02/20/2048 4,212,564
0.4
8,662,593
3.500
%,
03/20/2048 7,981,705
0.7
3,641,720
3.500
%,
03/20/2052 3,325,046
0.3
4,967,000
(3)
3.500
%,
08/20/2055 4,505,856
0.4
44,542
3.650
%,
12/15/2040 41,942
0.0
11,552
3.750
%,
09/15/2041 11,482
0.0
220,135
3.750
%,
09/15/2041 207,517
0.0
64,233
3.750
%,
10/15/2041 60,747
0.0
93,690
3.750
%,
10/15/2041 88,541
0.0
1,581,639
3.750
%,
05/20/2042 1,460,819
0.1
2,254,525
3.750
%,
05/20/2042 2,062,851
0.2
78,150
3.900
%,
10/15/2041 74,194
0.0
38,596
4.000
%,
05/20/2033 37,393
0.0
22,625
4.000
%,
01/15/2034 22,429
0.0
244,318
4.000
%,
05/20/2034 240,995
0.0
283,090
4.000
%,
07/20/2034 279,103
0.0
306,237
4.000
%,
07/20/2034 302,812
0.0
61,216
4.000
%,
08/20/2035 58,207
0.0
564,844
4.000
%,
09/20/2040 528,997
0.1
861,152
4.000
%,
07/20/2041 816,025
0.1
3,647,363
4.000
%,
08/20/2042 3,489,732
0.3
101,006
4.000
%,
09/15/2042 96,216
0.0
560,177
4.000
%,
10/20/2043 537,679
0.1
1,106,483
4.000
%,
12/20/2044 1,042,385
0.1
944,577
4.000
%,
01/20/2045 889,876
0.1
250,700
4.000
%,
06/20/2045 238,314
0.0
1,031,172
4.000
%,
07/20/2045 979,907
0.1
1,146,590
4.000
%,
09/20/2045 1,088,877
0.1
59,789
4.000
%,
12/20/2045 56,916
0.0
179,540
4.000
%,
01/20/2046 170,007
0.0
2,253,336
4.000
%,
01/20/2046 2,133,691
0.2
53,209
4.000
%,
02/20/2046 50,483
0.0
1,243,368
4.000
%,
03/20/2046 1,162,772
0.1
634,381
4.000
%,
04/20/2046 601,676
0.1
274,925
4.000
%,
08/20/2046 260,581
0.0
983,317
4.000
%,
09/20/2047 915,300
0.1
9,972,954
4.000
%,
02/20/2050 9,383,919
0.9
7,752,923
4.000
%,
06/20/2052 7,248,050
0.7
11,532,129
4.000
%,
08/20/2054 10,751,559
1.0
25,617,000
(3)
4.000
%,
08/20/2055 23,791,789
2.2
3,140
4.381
%,
04/20/2066 3,097
0.0
287,377
4.383
%,
01/20/2065 285,424
0.0
272,259
4.390
%,
02/20/2065 270,708
0.0
5,004
4.419
%,
10/20/2067 4,977
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
8,997
4.425
%,
02/20/2068 $ 8,950
0.0
99,793
4.450
%,
07/15/2040 94,247
0.0
56,005
4.450
%,
09/15/2040 53,385
0.0
108,833
4.478
%,
01/20/2065 108,163
0.0
3,191
4.494
%,
04/20/2065 3,180
0.0
4,174
4.500
%,
07/20/2036 4,123
0.0
329,155
4.500
%,
10/15/2039 329,655
0.0
221,880
4.500
%,
11/15/2039 217,686
0.0
240,011
4.500
%,
11/15/2039 236,067
0.0
71,975
4.500
%,
12/15/2039 70,726
0.0
183,825
4.500
%,
01/15/2040 179,898
0.0
21,703
4.500
%,
01/20/2040 21,080
0.0
859,628
4.500
%,
02/15/2040 837,607
0.1
46,074
4.500
%,
06/15/2040 44,720
0.0
20,305
4.500
%,
07/20/2040 19,722
0.0
63,807
4.500
%,
08/20/2040 62,212
0.0
466,919
4.500
%,
09/20/2041 463,549
0.1
166,444
4.500
%,
10/20/2048 162,093
0.0
77,786
4.500
%,
11/20/2048 76,089
0.0
2,382,221
4.500
%,
12/20/2048 2,329,378
0.2
58,692
4.500
%,
01/20/2049 57,369
0.0
4,136,418
4.500
%,
02/20/2049 4,041,719
0.4
201,101
4.500
%,
03/20/2049 196,497
0.0
32,692
4.500
%,
05/20/2049 31,716
0.0
3,668,490
4.500
%,
11/20/2049 3,528,885
0.3
4,570,264
4.500
%,
12/20/2049 4,445,200
0.4
7,913,160
4.500
%,
10/20/2052 7,645,792
0.7
631,923
4.500
%,
01/20/2053 609,791
0.1
15,695,933
4.500
%,
02/20/2053 15,131,642
1.4
22,050,000
(3)
4.500
%,
07/20/2055 21,110,019
1.9
21,806
4.580
%,
01/20/2034 21,282
0.0
33,856
4.580
%,
03/20/2034 33,041
0.0
26,642
4.580
%,
04/20/2034 26,001
0.0
34,439
4.580
%,
04/20/2034 33,610
0.0
33,922
4.580
%,
06/20/2034 33,105
0.0
28,487
4.683
%,
10/20/2064 28,489
0.0
469
4.700
%,
06/20/2061 464
0.0
2,113
4.700
%,
09/20/2062 2,107
0.0
3,674
4.700
%,
09/20/2064 3,629
0.0
56,770
4.700
%,
09/20/2064 56,545
0.0
202,413
4.750
%,
06/15/2029 202,979
0.0
41,756
4.750
%,
01/15/2030 41,883
0.0
40,388
4.750
%,
06/20/2033 40,174
0.0
14,046
4.750
%,
07/20/2033 13,992
0.0
24,474
4.750
%,
07/20/2033 24,268
0.0
36,428
4.750
%,
07/20/2033 36,247
0.0
20,272
4.750
%,
08/20/2033 19,746
0.0
38,310
4.750
%,
08/20/2033 38,098
0.0
16,852
4.750
%,
09/20/2033 16,778
0.0
23,466
4.750
%,
10/20/2033 23,100
0.0
18,930
4.750
%,
11/20/2033 18,439
0.0
16,988
4.750
%,
12/20/2033 16,539
0.0
120,708
4.750
%,
09/15/2034 119,157
0.0
16,001
4.920
%,
04/20/2033 15,875
0.0
34,471
4.920
%,
04/20/2033 34,318
0.0
9,850
4.920
%,
05/20/2033 9,808
0.0
20,602
4.920
%,
05/20/2033 20,518
0.0
22,616
4.920
%,
05/20/2033 22,523
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
265,520
5.000
%,
04/20/2030 $ 267,782
0.0
113,240
5.000
%,
07/15/2033 112,942
0.0
24,595
5.000
%,
03/15/2034 24,614
0.0
27,652
5.000
%,
01/15/2035 27,686
0.0
6,463
5.000
%,
03/15/2035 6,489
0.0
34,012
5.000
%,
03/15/2035 33,770
0.0
15,567
5.000
%,
04/15/2035 15,630
0.0
107,822
5.000
%,
04/15/2035 108,714
0.0
9,752
5.000
%,
05/15/2035 9,846
0.0
27,756
5.000
%,
05/20/2035 27,965
0.0
158,839
5.000
%,
11/20/2035 160,288
0.0
77,773
5.000
%,
04/20/2036 78,292
0.0
12,397
5.000
%,
08/20/2038 12,367
0.0
146,111
5.000
%,
10/20/2038 144,678
0.0
25,978
5.000
%,
11/20/2038 25,724
0.0
98,117
5.000
%,
01/20/2039 97,859
0.0
30,839
5.000
%,
02/15/2039 31,251
0.0
91,990
5.000
%,
03/15/2039 93,293
0.0
52,000
5.000
%,
11/15/2039 52,446
0.0
341,897
5.000
%,
11/15/2039 343,408
0.0
399,912
5.000
%,
11/15/2039 400,496
0.1
37,715
5.000
%,
04/15/2040 38,028
0.0
539,495
5.000
%,
09/15/2040 539,559
0.1
349,432
5.000
%,
07/20/2041 353,168
0.0
111,275,000
(3)
5.000
%,
07/20/2055 109,323,205
9.9
9,201
5.250
%,
06/15/2028 9,250
0.0
26,562
5.250
%,
06/15/2029 26,707
0.0
647,378
5.250
%,
01/20/2036 654,023
0.1
95,997
5.290
%,
07/20/2037 99,700
0.0
63,467
5.290
%,
08/20/2037 65,760
0.0
83,311
5.290
%,
09/20/2037 86,376
0.0
103,539
5.290
%,
09/20/2037 107,539
0.0
96,578
5.290
%,
01/20/2038 100,310
0.0
16,626
5.350
%,
04/20/2029 16,576
0.0
14,692
5.350
%,
06/20/2029 14,649
0.0
55,533
5.350
%,
07/20/2033 55,881
0.0
9,519
5.350
%,
08/20/2033 9,598
0.0
57,247
5.390
%,
08/20/2038 57,108
0.0
62,828
5.390
%,
09/15/2038 64,632
0.0
19,752
5.490
%,
08/20/2033 20,131
0.0
33,074
5.490
%,
09/20/2033 32,984
0.0
35,270
5.490
%,
09/20/2033 35,947
0.0
91,188
5.490
%,
09/20/2033 92,653
0.0
119,248
5.490
%,
10/20/2033 119,704
0.0
206,480
5.490
%,
10/20/2033 210,761
0.0
106,206
5.490
%,
11/20/2033 106,558
0.0
172,916
5.490
%,
11/20/2033 175,918
0.0
93,210
5.490
%,
12/20/2033 94,828
0.0
128,424
5.490
%,
12/20/2033 129,422
0.0
171,926
5.490
%,
12/20/2033 173,428
0.0
35,665
5.490
%,
01/20/2034 36,350
0.0
30,359
5.490
%,
03/20/2034 30,941
0.0
65,147
5.490
%,
03/20/2034 65,041
0.0
30,703
5.490
%,
06/20/2034 31,292
0.0
35
5.500
%,
04/20/2029 36
0.0
66,792
5.500
%,
09/15/2029 67,764
0.0
46,501
5.500
%,
10/15/2029 47,000
0.0
15,048
5.500
%,
12/20/2032 15,482
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
47,299
5.500
%,
08/20/2033 $ 48,384
0.0
42,109
5.500
%,
11/20/2033 42,153
0.0
13,846
5.500
%,
12/20/2033 14,177
0.0
49,247
5.500
%,
03/20/2034 49,335
0.0
71,465
5.500
%,
04/20/2034 71,619
0.0
82,250
5.500
%,
04/20/2034 84,712
0.0
25,612
5.500
%,
06/20/2034 25,580
0.0
74,150
5.500
%,
06/20/2034 75,229
0.0
56,393
5.500
%,
07/20/2034 57,774
0.0
82,908
5.500
%,
01/20/2035 83,113
0.0
56,435
5.500
%,
05/15/2035 58,124
0.0
94,022
5.500
%,
07/15/2035 96,229
0.0
65,604
5.500
%,
08/15/2035 67,565
0.0
66,683
5.500
%,
09/20/2035 67,655
0.0
122,921
5.500
%,
04/15/2036 127,691
0.0
20,438
5.500
%,
06/20/2036 20,989
0.0
1,791
5.500
%,
06/20/2038 1,802
0.0
10,176
5.500
%,
08/20/2038 10,258
0.0
6,609
5.500
%,
09/20/2038 6,642
0.0
1,304
5.500
%,
10/20/2038 1,292
0.0
13,315
5.500
%,
11/20/2038 13,403
0.0
657
5.500
%,
12/20/2038 661
0.0
41,735
5.500
%,
01/15/2039 42,987
0.0
5,041
5.500
%,
01/20/2039 4,963
0.0
20,531
5.500
%,
06/15/2039 21,327
0.0
70,475
5.500
%,
06/20/2039 69,749
0.0
15,991
5.500
%,
10/20/2039 16,423
0.0
146,564
5.500
%,
09/15/2040 151,124
0.0
1,194,950
5.500
%,
05/20/2054 1,211,853
0.1
1,854,014
5.500
%,
05/20/2054 1,873,746
0.2
2,024,892
5.500
%,
05/20/2054 2,047,625
0.2
69,500,000
(3)
5.500
%,
08/20/2055 69,500,000
6.3
30,140
5.580
%,
12/20/2033 31,012
0.0
74,831
5.580
%,
01/20/2034 76,419
0.0
38,144
5.580
%,
02/20/2034 39,158
0.0
31,078
5.580
%,
03/20/2034 31,905
0.0
36,925
5.580
%,
04/20/2034 38,010
0.0
48,063
5.580
%,
04/20/2034 49,204
0.0
99,893
5.580
%,
04/20/2034 102,551
0.0
27,543
5.580
%,
06/20/2034 28,417
0.0
43,729
5.580
%,
09/20/2034 45,014
0.0
83,898
5.590
%,
06/20/2033 84,225
0.0
10,069
5.590
%,
07/20/2033 10,096
0.0
23,646
5.590
%,
07/20/2033 23,589
0.0
71,104
5.590
%,
07/20/2033 71,080
0.0
110,405
5.590
%,
07/20/2033 111,323
0.0
61,850
5.590
%,
08/20/2033 61,796
0.0
16,108
5.590
%,
09/20/2033 16,289
0.0
31,812
5.590
%,
09/20/2033 31,735
0.0
125,866
5.590
%,
09/20/2033 127,204
0.0
20,513
5.590
%,
11/20/2033 21,110
0.0
36,364
5.590
%,
11/20/2033 36,276
0.0
58,626
5.590
%,
12/20/2033 60,310
0.0
67,911
5.740
%,
09/20/2037 70,012
0.0
209,598
5.740
%,
09/20/2037 215,623
0.0
71,295
5.740
%,
04/20/2038 73,497
0.0
148,123
5.750
%,
07/15/2029 150,069
0.0
69,397
5.750
%,
08/15/2029 69,928
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
17,909
5.750
%,
11/15/2029 $ 18,145
0.0
142,679
5.750
%,
11/15/2029 144,489
0.0
29,843
5.770
%,
03/20/2033 30,067
0.0
104,886
5.770
%,
03/20/2033 105,848
0.0
25,862
5.770
%,
04/20/2033 26,077
0.0
54,239
5.770
%,
04/20/2033 55,119
0.0
61,725
5.770
%,
05/20/2033 61,767
0.0
67,920
5.770
%,
05/20/2033 67,995
0.0
11,706
5.770
%,
07/20/2033 11,712
0.0
32,534
5.770
%,
07/20/2033 32,959
0.0
15,088
5.900
%,
05/20/2028 15,233
0.0
846,413
5.970
%,
11/15/2031 844,754
0.1
2,291
6.000
%,
04/15/2026 2,291
0.0
2,946
6.000
%,
10/20/2027 2,945
0.0
46,252
6.000
%,
05/15/2029 46,701
0.0
15,509
6.000
%,
07/15/2029 15,791
0.0
29,042
6.000
%,
10/20/2034 30,330
0.0
73,065
6.000
%,
03/15/2037 76,801
0.0
48,169
6.000
%,
08/20/2038 48,608
0.0
7,430
6.000
%,
09/20/2038 7,559
0.0
11,517
6.000
%,
10/20/2038 11,820
0.0
60,406
6.000
%,
11/15/2038 62,253
0.0
65,072
6.000
%,
12/15/2038 67,064
0.0
36,769
6.000
%,
08/15/2039 37,962
0.0
122,817
6.000
%,
08/15/2039 127,619
0.0
48,593,000
(3)
6.000
%,
08/15/2054 49,255,357
4.5
7,295
6.500
%,
07/20/2029 7,503
0.0
30,200
6.500
%,
07/20/2032 30,657
0.0
27,038
6.500
%,
02/15/2034 26,973
0.0
143
6.500
%,
09/20/2034 143
0.0
1,125
7.500
%,
08/20/2027 1,136
0.0
797,138,946
72.1
Uniform Mortgage-Backed Securities : 2.8%
2,437,061
2.000
%,
12/01/2051 1,936,704
0.2
2,323,761
2.500
%,
12/01/2051 1,931,934
0.2
1,395,144
2.500
%,
02/01/2052 1,177,829
0.1
2,073,987
3.000
%,
11/01/2051 1,805,798
0.2
1,322,307
3.000
%,
01/01/2052 1,155,152
0.1
1,295,349
3.500
%,
02/01/2052 1,174,376
0.1
4,224,959
3.500
%,
03/01/2052 3,858,080
0.4
4,196,158
4.000
%,
05/01/2042 4,049,424
0.4
255,979
4.000
%,
05/01/2045 243,069
0.0
298,404
4.000
%,
08/01/2046 282,936
0.0
260,608
4.250
%,
08/01/2035 258,124
0.0
3,784,786
4.500
%,
07/01/2052 3,628,918
0.4
40,763
4.750
%,
11/01/2034 40,983
0.0
182,864
4.750
%,
11/01/2034 181,838
0.0
131,009
4.750
%,
02/01/2035 131,663
0.0
282,576
4.750
%,
04/01/2035 284,336
0.0
322,114
4.750
%,
05/01/2035 324,187
0.1
58,253
4.750
%,
07/01/2035 57,954
0.0
306,309
4.750
%,
07/01/2035 308,217
0.0
8,999
5.030
%,
05/01/2037 9,034
0.0
81,337
5.030
%,
09/01/2037 82,599
0.0
124,145
5.155
%,
01/01/2037 126,751
0.0
24,343
5.250
%,
04/01/2032 24,374
0.0
26,923
5.250
%,
04/01/2032 27,181
0.0
492
5.280
%,
11/01/2036 490
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
21,754
5.280
%,
11/01/2036 $ 22,254
0.0
36,831
5.280
%,
01/01/2037 37,664
0.0
72,100
5.290
%,
08/01/2037 74,042
0.0
52,589
5.290
%,
09/01/2037 54,006
0.0
56,900
5.290
%,
09/01/2037 58,348
0.0
9,022
5.300
%,
10/01/2036 9,144
0.0
53,381
5.300
%,
12/01/2036 54,037
0.0
40,362
5.300
%,
05/01/2037 41,489
0.0
175,701
5.300
%,
08/01/2037 178,543
0.0
85,391
5.390
%,
12/01/2037 85,162
0.0
136,007
5.405
%,
11/01/2036 139,918
0.0
169,135
5.405
%,
02/01/2037 174,096
0.0
47,666
5.740
%,
07/01/2037 48,678
0.0
6,408,000
(3)
6.000
%,
07/01/2055 6,512,316
0.6
30,591,648
2.8
Total U.S. Government
Agency Obligations
(Cost $908,057,501)
868,188,134
78.5
COLLATERALIZED MORTGAGE OBLIGATIONS : 50.3%
99,147
(4)
Fannie Mae REMIC
Trust 2002-W1 3A,
3.720%,
04/25/2042 95,335
0.0
445,178
(4)
Fannie Mae REMIC
Trust 2002-W6 3A,
5.246%,
01/25/2042 430,862
0.0
2,916,227  Fannie Mae REMIC
Trust 2002-W9 A4,
6.000%,
08/25/2042 2,945,868
0.3
409,898  Fannie Mae REMIC
Trust 2003-16 CX,
6.500%,
03/25/2033 429,364
0.0
1,360,640  Fannie Mae REMIC
Trust 2003-34 LN,
5.000%,
05/25/2033 1,380,278
0.1
2,246,873  Fannie Mae REMIC
Trust 2003-W15 2A7,
5.550%,
08/25/2043 2,258,424
0.2
2,264,646  Fannie Mae REMIC
Trust 2004-28 PZ,
6.000%,
05/25/2034 2,310,035
0.2
63,761
(4)
Fannie Mae REMIC
Trust 2004-
61 SH, 6.318%,
(-1.000*SOFR30A +
23.530%),
11/25/2032 67,888
0.0
69,470  Fannie Mae REMIC
Trust 2004-68 LC,
5.000%,
09/25/2029 70,060
0.0
1,415,707  Fannie Mae REMIC
Trust 2004-88 ZC,
6.500%,
12/25/2034 1,518,328
0.1
1,480,899
(4)
Fannie Mae REMIC
Trust 2004-W11 2A,
4.755%,
03/25/2043 1,419,663
0.1
1,841,039  Fannie Mae REMIC
Trust 2004-W3 A8,
5.500%,
05/25/2034 1,884,219
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
71,823
(4)
Fannie Mae REMIC
Trust 2005-
122 SE, 7.631%,
(-1.000*SOFR30A +
22.699%),
11/25/2035 $ 73,099
0.0
3,507,938
(4)
Fannie Mae REMIC
Trust 2005-17 B,
6.500%,
03/25/2035 3,660,053
0.3
48,123
(4)(5)
Fannie Mae REMIC
Trust 2005-
17 ES, 2.330%,
(-1.000*SOFR30A +
6.636%),
03/25/2035 533
0.0
1,411,435
(4)(5)
Fannie Mae REMIC
Trust 2005-
17 SA, 2.280%,
(-1.000*SOFR30A +
6.586%),
03/25/2035 124,420
0.0
869,901  Fannie Mae REMIC
Trust 2005-43 PZ,
6.000%,
05/25/2035 916,330
0.1
80,082
(4)
Fannie Mae REMIC
Trust 2005-
59 NQ, 5.826%,
(-1.000*SOFR30A +
16.589%),
05/25/2035 81,404
0.0
162,301
(4)
Fannie Mae REMIC
Trust 2005-
75 GS, 6.991%,
(-1.000*SOFR30A +
19.907%),
08/25/2035 178,319
0.0
293,390  Fannie Mae REMIC
Trust 2005-88 ZC,
5.000%,
10/25/2035 298,944
0.0
1,861,549  Fannie Mae REMIC
Trust 2005-99 XA,
5.500%,
12/25/2035 1,898,368
0.2
41,877
(4)
Fannie Mae REMIC
Trust 2006-
115 ES, 8.881%,
(-1.000*SOFR30A +
26.102%),
12/25/2036 47,659
0.0
248,831
(4)(5)
Fannie Mae REMIC
Trust 2006-
36 SP, 2.280%,
(-1.000*SOFR30A +
6.586%),
05/25/2036 16,631
0.0
10,665
(6)
Fannie Mae REMIC
Trust 2006-44 P,
0.000%,
12/25/2033 9,146
0.0
1,479,750
(4)(5)
Fannie Mae REMIC
Trust 2006-
79 SH, 2.030%,
(-1.000*SOFR30A +
6.336%),
08/25/2036 133,890
0.0
2,784,039
(4)(5)
Fannie Mae REMIC
Trust 2006-
8 HL, 2.280%,
(-1.000*SOFR30A +
6.586%),
03/25/2036 223,418
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
580,446
(4)
Fannie Mae REMIC
Trust 2007-
1 NR, 13.911%,
(-1.000*SOFR30A +
46.630%),
02/25/2037 $ 838,989
0.1
375,544  Fannie Mae REMIC
Trust 2007-60 ZB,
4.750%,
05/25/2037 371,472
0.0
85,038
(4)
Fannie Mae REMIC
Trust 2009-12 LK,
14.187%,
03/25/2039 95,740
0.0
4,545,050
(4)(5)
Fannie Mae REMIC
Trust 2010-
147 LS, 2.030%,
(-1.000*SOFR30A +
6.336%),
01/25/2041 524,194
0.1
4,596,106  Fannie Mae REMIC
Trust 2010-2 LC,
5.000%,
02/25/2040 4,682,681
0.4
632,547
(4)
Fannie Mae REMIC
Trust 2010-26 F,
5.190%, (SOFR30A +
0.884%),
11/25/2036 634,116
0.1
658,669
(4)
Fannie Mae REMIC
Trust 2010-39 FN,
5.250%, (SOFR30A +
0.944%),
05/25/2040 661,215
0.1
439,095  Fannie Mae REMIC
Trust 2010-80 PZ,
5.000%,
07/25/2040 447,889
0.0
778,044  Fannie Mae REMIC
Trust 2010-87 PL,
4.000%,
06/25/2040 763,897
0.1
1,186,889
(4)(5)
Fannie Mae REMIC
Trust 2010-
95 SB, 2.180%,
(-1.000*SOFR30A +
6.486%),
09/25/2040 87,681
0.0
878,214  Fannie Mae REMIC
Trust 2011-10 ZC,
5.000%,
02/25/2041 886,564
0.1
750,000  Fannie Mae REMIC
Trust 2011-105 MB,
4.000%,
10/25/2041 670,342
0.1
964,775  Fannie Mae REMIC
Trust 2011-30 ZA,
5.000%,
04/25/2041 952,626
0.1
967,714
(4)
Fannie Mae REMIC
Trust 2011-
4 CS, 4.061%,
(-1.000*SOFR30A +
12.671%),
05/25/2040 932,912
0.1
4,290,868  Fannie Mae REMIC
Trust 2011-99 CZ,
4.500%,
10/25/2041 4,269,583
0.4
1,907,813
(4)(5)
Fannie Mae REMIC
Trust 2012-
128 VS, 1.830%,
(-1.000*SOFR30A +
6.136%),
06/25/2042 99,840
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
573,448
(5)
Fannie Mae REMIC
Trust 2012-137 EI,
3.000%,
12/25/2027 $ 11,897
0.0
320,884
(5)
Fannie Mae REMIC
Trust 2012-142 BI,
3.000%,
11/25/2027 3,638
0.0
3,027,256
(5)
Fannie Mae REMIC
Trust 2012-148 HI,
3.500%,
05/25/2042 296,455
0.0
2,812,516
(5)
Fannie Mae REMIC
Trust 2012-148 IM,
3.000%,
01/25/2028 70,240
0.0
1,300,880  Fannie Mae REMIC
Trust 2012-148 KH,
3.000%,
03/25/2042 1,252,648
0.1
1,094,188
(5)
Fannie Mae REMIC
Trust 2012-154 PI,
4.000%,
05/25/2042 125,776
0.0
3,159,544  Fannie Mae REMIC
Trust 2012-17 QZ,
4.000%,
03/25/2042 3,073,069
0.3
2,655,908  Fannie Mae REMIC
Trust 2012-27 EZ,
4.250%,
03/25/2042 2,567,763
0.2
2,500,000  Fannie Mae REMIC
Trust 2012-40 MY,
3.500%,
04/25/2042 2,320,804
0.2
1,700,000  Fannie Mae REMIC
Trust 2012-66 KE,
4.000%,
06/25/2042 1,622,813
0.2
635,653
(4)(5)
Fannie Mae REMIC
Trust 2012-
68 SD, 2.280%,
(-1.000*SOFR30A +
6.586%),
06/25/2032 37,322
0.0
3,457,000  Fannie Mae REMIC
Trust 2012-97 PC,
3.500%,
09/25/2042 2,938,619
0.3
850,282  Fannie Mae REMIC
Trust 2013-125 AZ,
4.000%,
11/25/2039 744,053
0.1
322,051
(5)
Fannie Mae REMIC
Trust 2013-13 PI,
3.500%,
04/25/2042 20,622
0.0
926,790
(6)
Fannie Mae REMIC
Trust 2013-135 PO,
0.000%,
01/25/2044 675,239
0.1
43,731  Fannie Mae REMIC
Trust 2013-18 NA,
2.000%,
12/25/2042 39,143
0.0
1,204,426
(5)
Fannie Mae REMIC
Trust 2013-25 BI,
3.000%,
03/25/2033 80,246
0.0
710,631
(5)
Fannie Mae REMIC
Trust 2013-54 ID,
3.000%,
01/25/2033 34,703
0.0
1,082,149  Fannie Mae REMIC
Trust 2013-55 VZ,
3.000%,
06/25/2043 982,093
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,171,735
(5)
Fannie Mae REMIC
Trust 2013-62 AI,
3.000%,
06/25/2033 $ 88,913
0.0
1,401,927  Fannie Mae REMIC
Trust 2015-22 DY,
3.000%,
04/25/2045 1,082,894
0.1
1,436,119  Fannie Mae REMIC
Trust 2015-26 UZ,
3.000%,
05/25/2045 1,186,122
0.1
711,932  Fannie Mae REMIC
Trust 2015-68 JW,
3.500%,
09/25/2030 690,332
0.1
2,630,000  Fannie Mae REMIC
Trust 2016-103 PB,
3.000%,
01/25/2047 2,295,813
0.2
3,530,043
(4)(5)
Fannie Mae REMIC
Trust 2016-
4 DS, 1.680%,
(-1.000*SOFR30A +
5.986%),
02/25/2046 409,904
0.0
2,074,491
(4)
Fannie Mae REMIC
Trust 2016-
51 S, 1.500%,
(-1.000*SOFR30A +
5.806%),
10/25/2043 1,831,337
0.2
4,333,554  Fannie Mae REMIC
Trust 2016-64 LD,
3.500%,
09/25/2046 3,969,429
0.4
5,695,074  Fannie Mae REMIC
Trust 2017-22 DZ,
4.000%,
04/25/2047 5,407,429
0.5
7,510,000  Fannie Mae REMIC
Trust 2018-16 TV,
3.000%,
05/25/2041 6,876,248
0.6
443,764  Fannie Mae REMIC
Trust 2018-25 AL,
3.500%,
04/25/2048 392,656
0.0
561,830  Fannie Mae REMIC
Trust 2018-37 DZ,
4.000%,
06/25/2048 534,750
0.1
3,153,564
(5)
Fannie Mae REMIC
Trust 2019-49 IG,
3.000%,
03/25/2033 219,271
0.0
2,813,777  Fannie Mae REMIC
Trust 2019-6 GZ,
4.000%,
03/25/2059 2,517,031
0.2
16,740,992
(5)
Fannie Mae REMIC
Trust 2020-34 AI,
3.500%,
06/25/2035 1,261,851
0.1
2,273,932
(5)
Fannie Mae REMIC
Trust 2020-44 TI,
5.500%,
12/25/2035 318,895
0.0
23,219,491
(5)
Fannie Mae REMIC
Trust 2020-89 KI,
4.000%,
12/25/2050 4,428,707
0.4
3,816,287  Fannie Mae REMIC
Trust 2023-55 AY,
6.500%,
11/25/2053 4,011,889
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
17,958,251
(4)
Fannie Mae REMIC
Trust 2025-1 FE,
5.755%, (SOFR30A +
1.450%),
02/25/2055 $ 18,075,244
1.6
849,720
(4)
Fannie Mae Trust
2004-W2 3A, 4.948%,
02/25/2044 834,948
0.1
631,906
(4)
Fannie Mae Trust
2004-W2 4A, 4.790%,
02/25/2044 622,825
0.1
186,629
(4)
Freddie Mac
REMIC Trust
2653 SC, 4.586%,
(-1.000*SOFR30A +
6.743%),
07/15/2033 181,083
0.0
402,737  Freddie Mac REMIC
Trust 2767 ZW,
6.000%,
03/15/2034 420,797
0.0
84,636
(6)
Freddie Mac REMIC
Trust 2974 KO,
0.000%,
05/15/2035 69,692
0.0
19,473
(4)
Freddie Mac
REMIC Trust
3012 ST, 6.054%,
(-1.000*SOFR30A +
21.548%),
04/15/2035 19,739
0.0
117,122
(4)
Freddie Mac
REMIC Trust
3065 DC, 6.605%,
(-1.000*SOFR30A +
19.517%),
03/15/2035 121,688
0.0
192,925  Freddie Mac REMIC
Trust 3158 NE,
5.500%,
05/15/2036 201,694
0.0
1,907,211
(4)(5)
Freddie Mac
REMIC Trust
3181 TA, 0.500%,
(-1.000*SOFR30A +
5.544%),
07/15/2036 30,178
0.0
4,407,146  Freddie Mac REMIC
Trust 3196 ZK,
6.500%,
04/15/2032 4,604,071
0.4
87,675
(5)
Freddie Mac REMIC
Trust 3507 IA, 5.500%,
09/15/2035 9,435
0.0
942,779  Freddie Mac REMIC
Trust 3658 CZ,
5.000%,
04/15/2040 944,300
0.1
2,920,510  Freddie Mac REMIC
Trust 3770 GA,
4.500%,
10/15/2040 2,915,342
0.3
161,715
(4)
Freddie Mac
REMIC Trust
3864 NT, 5.500%,
(-1.000*SOFR30A +
59.451%),
03/15/2039 161,695
0.0
841,972  Freddie Mac REMIC
Trust 3888 ZG,
4.000%,
07/15/2041 814,351
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,236,143
(4)(5)
Freddie Mac
REMIC Trust
3960 SG, 1.582%,
(-1.000*SOFR30A +
5.886%),
11/15/2041 $ 316,725
0.0
1,627,928  Freddie Mac REMIC
Trust 4040 UZ,
5.000%,
05/15/2042 1,596,173
0.1
5,075,000  Freddie Mac REMIC
Trust 4059 DY,
3.500%,
06/15/2042 4,844,036
0.4
1,009,551  Freddie Mac REMIC
Trust 4097 ZA,
3.500%,
08/15/2042 949,696
0.1
4,060,866  Freddie Mac REMIC
Trust 4136 ZG,
3.000%,
11/15/2042 3,712,587
0.3
9,085,940  Freddie Mac REMIC
Trust 4159 LZ,
3.500%,
01/15/2043 8,449,516
0.8
2,206,947
(5)
Freddie Mac REMIC
Trust 4176 IA, 2.500%,
03/15/2028 50,436
0.0
1,871,677
(4)
Freddie Mac
REMIC Trust
4249 CS, 1.330%,
(-1.000*SOFR30A +
4.564%),
09/15/2043 1,377,768
0.1
2,418,267
(4)
Freddie Mac
REMIC Trust
4274 US, 1.432%,
(-1.000*SOFR30A +
5.736%),
10/15/2035 2,094,746
0.2
10,153,967  Freddie Mac REMIC
Trust 4367 MZ,
4.000%,
07/15/2044 9,788,696
0.9
2,430,390  Freddie Mac REMIC
Trust 4372 Z, 3.000%,
08/15/2044 2,219,200
0.2
4,963,210
(4)(5)
Freddie Mac
REMIC Trust
4438 AS, 1.782%,
(-1.000*SOFR30A +
6.086%),
02/15/2045 454,411
0.0
4,925,337  Freddie Mac REMIC
Trust 4480 ZX,
4.000%,
11/15/2044 4,802,965
0.4
3,445,051  Freddie Mac REMIC
Trust 4631 CZ,
3.500%,
11/15/2046 3,199,644
0.3
1,979,720  Freddie Mac REMIC
Trust 4818 GZ,
4.000%,
08/15/2048 1,873,663
0.2
2,268,176  Freddie Mac REMIC
Trust 4941 CZ,
3.000%,
11/25/2049 2,013,346
0.2
2,597,868  Freddie Mac REMIC
Trust 5000 DC,
2.500%,
03/25/2040 2,272,478
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
18,724,832
(5)
Freddie Mac REMIC
Trust 5013 QI,
3.500%,
09/25/2050 $ 3,596,739
0.3
8,800,000  Freddie Mac REMIC
Trust 5361 BY,
7.000%,
12/25/2053 9,559,209
0.9
4,643,779  Freddie Mac REMIC
Trust 5369 B, 6.000%,
01/25/2054 4,784,104
0.4
1,223,686
(4)
Freddie Mac Securities
REMIC Trust 2005-
S001 2A2, 4.584%,
(TSFR1M + 0.264%),
09/25/2045 1,196,601
0.1
694,776
(4)
Freddie Mac Structured
Pass-Through
Certificates T-48 2A,
4.453%,
07/25/2033 658,760
0.1
345,470
(4)
Freddie Mac Structured
Pass-Through
Certificates T-54 4A,
4.281%,
02/25/2043 330,463
0.0
6,447,083  Freddie Mac Whole
Loan Securities Trust
2017-SC02 1A2,
3.000%,
05/25/2047 5,513,488
0.5
44,854  Ginnie Mae 2004-16
AE, 5.500%,
02/20/2034 45,311
0.0
303,600  Ginnie Mae 2004-28
CZ, 5.500%,
04/20/2034 308,008
0.0
150,359
(6)
Ginnie Mae 2004-
37 OA, 0.000%,
04/17/2034 130,070
0.0
436,659  Ginnie Mae 2004-
65 ZG, 5.500%,
07/20/2034 443,095
0.0
1,060,266  Ginnie Mae 2004-81 Z,
5.000%,
10/20/2034 1,057,986
0.1
456,862
(4)(5)
Ginnie Mae 2004-
98 SA, 2.268%,
(-1.000*TSFR1M +
6.586%),
11/20/2034 40,405
0.0
379,599  Ginnie Mae 2005-21 Z,
5.000%,
03/20/2035 380,789
0.0
45,849
(4)(5)
Ginnie Mae 2005-
25 SI, 6.000%,
(-1.000*TSFR1M +
42.513%),
01/20/2034 5,592
0.0
214,005
(4)(5)
Ginnie Mae 2005-
7 AH, 2.344%,
(-1.000*TSFR1M +
6.656%),
02/16/2035 16,011
0.0
625,729  Ginnie Mae 2005-80 Z,
5.000%,
10/20/2035 627,424
0.1
17,505
(4)
Ginnie Mae 2005-
91 UP, 5.448%,
(-1.000*TSFR1M +
14.071%),
09/16/2031 17,676
0.0
1,374,091  Ginnie Mae 2006-
17 TW, 6.000%,
04/20/2036 1,384,187
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
35,688
(4)
Ginnie Mae 2006-61
FA, 4.682%, (TSFR1M
+ 0.364%),
11/20/2036 $ 35,691
0.0
939,709  Ginnie Mae 2006-7
ZA, 5.500%,
02/20/2036 955,246
0.1
641,076
(5)
Ginnie Mae 2007-17
CI, 7.500%,
04/16/2037 90,150
0.0
749,729
(6)
Ginnie Mae 2007-41
OL, 0.000%,
07/20/2037 621,338
0.1
42,608  Ginnie Mae 2007-45
PE, 5.500%,
07/16/2037 43,242
0.0
168,332
(4)
Ginnie Mae 2007-
48 SY, 6.971%,
(-1.000*TSFR1M +
19.907%),
08/16/2037 169,621
0.0
28,423
(4)
Ginnie Mae 2007-
53 SW, 6.909%,
(-1.000*TSFR1M +
19.862%),
09/20/2037 31,107
0.0
477,127  Ginnie Mae 2007-60
YZ, 5.500%,
10/20/2037 476,327
0.0
266,632
(4)(5)
Ginnie Mae 2008-
3 SA, 2.118%,
(-1.000*TSFR1M +
6.436%),
01/20/2038 26,429
0.0
369,645
(4)(5)
Ginnie Mae 2008-
40 PS, 2.074%,
(-1.000*TSFR1M +
6.386%),
05/16/2038 23,385
0.0
615,148
(4)(5)
Ginnie Mae 2008-
51 GS, 1.804%,
(-1.000*TSFR1M +
6.116%),
06/16/2038 55,653
0.0
1,143,489
(4)(5)
Ginnie Mae 2008-
82 SA, 1.568%,
(-1.000*TSFR1M +
5.886%),
09/20/2038 93,013
0.0
232,748
(4)(5)
Ginnie Mae 2009-
110 SA, 1.924%,
(-1.000*TSFR1M +
6.236%),
04/16/2039 1,231
0.0
7,126,266  Ginnie Mae 2009-110
ZA, 5.500%,
11/16/2039 7,278,267
0.7
1,006,814  Ginnie Mae 2009-110
ZC, 4.500%,
11/16/2039 992,218
0.1
1,608,237  Ginnie Mae 2009-118
XZ, 5.000%,
12/20/2039 1,646,164
0.2
746,884  Ginnie Mae 2009-
121 ZQ, 5.500%,
09/20/2039 765,147
0.1
656,061  Ginnie Mae 2009-31
BP, 5.000%,
05/20/2039 663,513
0.1
972,696  Ginnie Mae 2009-31
ZL, 4.500%,
05/20/2039 979,278
0.1
991,005  Ginnie Mae 2009-
32 QZ, 5.500%,
05/16/2039 1,012,170
0.1
829,633  Ginnie Mae 2009-32
YZ, 7.000%,
05/16/2039 855,515
0.1
997,279  Ginnie Mae 2009-34 Z,
4.500%,
05/16/2039 1,003,684
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,250,036  Ginnie Mae 2009-53
ZB, 6.000%,
07/16/2039 $ 1,306,128
0.1
248,882  Ginnie Mae 2009-54
HZ, 5.000%,
07/20/2039 251,115
0.0
121,050
(4)(5)
Ginnie Mae 2009-
55 BI, 1.000%,
(-1.000*TSFR1M +
159.638%),
06/16/2037 3,702
0.0
1,756,614  Ginnie Mae 2009-61
EZ, 7.500%,
08/20/2039 1,854,037
0.2
8,458,076  Ginnie Mae 2009-61
PZ, 7.500%,
08/20/2039 9,010,774
0.8
10,317,422  Ginnie Mae 2009-
61 ZQ, 6.000%,
08/16/2039 10,814,899
1.0
435,916
(4)(5)
Ginnie Mae 2009-
66 QS, 1.668%,
(-1.000*TSFR1M +
5.986%),
07/20/2039 17,207
0.0
3,432,231  Ginnie Mae 2009-68
ZC, 5.500%,
08/16/2039 3,559,009
0.3
354,348
(4)(5)
Ginnie Mae 2009-
77 SA, 1.724%,
(-1.000*TSFR1M +
6.036%),
09/16/2039 28,385
0.0
2,833,780  Ginnie Mae 2009-77
ZB, 5.500%,
09/16/2039 2,926,416
0.3
1,388,877  Ginnie Mae 2009-79
PZ, 6.000%,
09/20/2039 1,460,996
0.1
755,983  Ginnie Mae 2009-87
PZ, 5.500%,
10/20/2039 786,612
0.1
2,758,311  Ginnie Mae 2009-
87 WZ, 6.000%,
10/20/2039 2,850,862
0.3
768,179  Ginnie Mae 2009-92
DZ, 4.500%,
10/16/2039 757,465
0.1
1,857,417  Ginnie Mae 2009-
98 MZ, 5.000%,
10/16/2039 1,890,104
0.2
168,709
(4)
Ginnie Mae 2009-H01
FA, 5.582%, (TSFR1M
+ 1.264%),
11/20/2059 170,184
0.0
417,012
(5)
Ginnie Mae 2010-106
IP, 5.000%,
03/20/2040 20,594
0.0
5,351,352  Ginnie Mae 2010-
113 BE, 4.500%,
09/20/2040 5,375,034
0.5
494,449
(4)(5)
Ginnie Mae 2010-
116 NS, 2.224%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 37,545
0.0
1,972,620  Ginnie Mae 2010-
116 PB, 5.000%,
06/16/2040 2,023,228
0.2
4,310,997  Ginnie Mae 2010-
117 ZQ, 4.500%,
09/20/2040 4,238,449
0.4
918,000  Ginnie Mae 2010-121
TB, 4.000%,
09/20/2040 876,410
0.1
1,811,111  Ginnie Mae 2010-125
BZ, 4.500%,
09/16/2040 1,809,215
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
496,339
(4)(5)
Ginnie Mae 2010-
158 SA, 1.618%,
(-1.000*TSFR1M +
5.936%),
12/20/2040 $ 52,880
0.0
682,768  Ginnie Mae 2010-162
ZE, 4.000%,
12/16/2040 661,749
0.1
5,459,783
(4)(5)
Ginnie Mae 2010-
166 GS, 1.568%,
(-1.000*TSFR1M +
5.886%),
12/20/2040 574,131
0.1
458,761  Ginnie Mae 2010-
169 AW, 4.500%,
12/20/2040 460,323
0.0
702,324  Ginnie Mae 2010-31
BP, 5.000%,
03/20/2040 712,705
0.1
364,444
(5)
Ginnie Mae 2010-4
WI, 6.000%,
01/16/2040 46,100
0.0
3,827,214  Ginnie Mae 2010-42
VZ, 5.500%,
10/20/2039 3,953,196
0.4
549,801  Ginnie Mae 2010-59
ZA, 4.500%,
05/20/2040 550,348
0.1
197,162
(4)
Ginnie Mae 2010-H11
FA, 5.443%, (TSFR1M
+ 1.114%),
06/20/2060 198,805
0.0
845,959
(4)
Ginnie Mae 2010-H20
AF, 4.776%, (TSFR1M
+ 0.444%),
10/20/2060 845,964
0.1
29,141
(4)
Ginnie Mae 2010-H26
LF, 4.796%, (TSFR1M +
0.464%),
08/20/2058 29,149
0.0
76,604
(5)
Ginnie Mae 2011-123
QI, 5.000%,
05/20/2041 4,358
0.0
325,645
(4)
Ginnie Mae 2011-128
TF, 4.876%, (TSFR1M +
0.564%),
05/16/2041 322,791
0.0
1,243,160
(4)(5)
Ginnie Mae 2011-
141 PS, 2.274%,
(-1.000*TSFR1M +
6.586%),
06/16/2041 74,741
0.0
1,236,928
(5)
Ginnie Mae 2011-146
EI, 5.000%,
11/16/2041 217,844
0.0
945,000  Ginnie Mae 2011-151
PY, 3.000%,
11/20/2041 822,325
0.1
20,326  Ginnie Mae 2011-
169 BC, 7.000%,
05/16/2032 20,719
0.0
87,697
(4)
Ginnie Mae 2011-
169 BG, 5.450%,
04/16/2039 88,473
0.0
3,938,069  Ginnie Mae 2011-25 Z,
4.000%,
02/20/2041 3,866,077
0.4
1,049,401  Ginnie Mae 2011-
59 QC, 4.000%,
12/20/2040 1,035,233
0.1
1,561,538  Ginnie Mae 2011-89 Z,
3.500%,
06/20/2041 1,475,694
0.1
314,131
(4)
Ginnie Mae 2011-H01
AF, 4.896%, (TSFR1M
+ 0.564%),
11/20/2060 314,613
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
670,755
(4)
Ginnie Mae 2011-H03
FA, 4.946%, (TSFR1M
+ 0.614%),
01/20/2061 $ 672,317
0.1
119,663
(4)
Ginnie Mae 2011-H07
FA, 4.946%, (TSFR1M
+ 0.614%),
02/20/2061 119,969
0.0
101,181
(4)
Ginnie Mae 2011-H08
FD, 4.946%, (TSFR1M
+ 0.614%),
02/20/2061 101,395
0.0
375,452
(4)
Ginnie Mae 2011-H09
AF, 4.946%, (TSFR1M
+ 0.614%),
03/20/2061 376,347
0.0
715,059
(4)
Ginnie Mae 2011-H19
FA, 4.916%, (TSFR1M
+ 0.584%),
08/20/2061 716,406
0.1
210,958
(4)
Ginnie Mae 2011-H21
FT, 4.620%, (H15T1Y +
0.700%),
10/20/2061 210,872
0.0
339,752
(5)
Ginnie Mae 2012-103
IC, 3.500%,
08/16/2040 6,597
0.0
172,315
(5)
Ginnie Mae 2012-124
MI, 4.000%,
03/20/2042 15,702
0.0
9,938,378
(5)
Ginnie Mae 2012-136
BI, 3.500%,
11/20/2042 1,636,987
0.2
117,668
(4)(5)
Ginnie Mae 2012-
34 MS, 2.274%,
(-1.000*TSFR1M +
6.586%),
04/16/2041 4,519
0.0
1,868,229
(4)(5)
Ginnie Mae 2012-
48 SA, 2.224%,
(-1.000*TSFR1M +
6.536%),
04/16/2042 222,656
0.0
2,501,434
(4)(5)
Ginnie Mae 2012-
60 SG, 1.674%,
(-1.000*TSFR1M +
5.986%),
05/16/2042 229,248
0.0
479,570
(4)(5)
Ginnie Mae 2012-
93 NS, 1.668%,
(-1.000*TSFR1M +
5.986%),
07/20/2042 40,446
0.0
490,601
(5)
Ginnie Mae 2012-98
EI, 4.000%,
04/20/2041 42,892
0.0
772,921
(4)
Ginnie Mae 2012-H06
FS, 5.146%, (TSFR1M
+ 0.814%),
03/20/2062 777,704
0.1
90,480
(4)
Ginnie Mae 2012-H11
FA, 5.146%, (TSFR1M
+ 0.814%),
02/20/2062 91,008
0.0
103,233
(4)
Ginnie Mae 2012-H11
GA, 5.026%, (TSFR1M
+ 0.694%),
05/20/2062 103,542
0.0
315,356
(4)
Ginnie Mae 2012-H11
VA, 5.096%, (TSFR1M
+ 0.764%),
05/20/2062 317,483
0.0
427,813
(4)
Ginnie Mae 2012-H12
FA, 4.996%, (TSFR1M
+ 0.664%),
04/20/2062 429,100
0.0
93,300
(4)
Ginnie Mae 2012-H14
FK, 5.026%, (TSFR1M
+ 0.694%),
07/20/2062 93,551
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
89,204
(4)
Ginnie Mae 2012-H29
FA, 4.961%, (TSFR1M
+ 0.629%),
10/20/2062 $ 89,417
0.0
522,494
(4)
Ginnie Mae 2012-H30
GA, 4.796%, (TSFR1M
+ 0.464%),
12/20/2062 522,730
0.1
941,895  Ginnie Mae 2013-119
TZ, 3.000%,
08/20/2043 850,968
0.1
7,000,000  Ginnie Mae 2013-
147 BE, 4.000%,
12/20/2039 6,666,078
0.6
1,602,707  Ginnie Mae 2013-167
Z, 3.000%,
10/16/2043 1,494,130
0.1
1,900,000
(5)
Ginnie Mae 2013-186
UI, 2.500%,
11/20/2043 249,750
0.0
376,096
(5)
Ginnie Mae 2013-186
VI, 4.000%,
12/20/2042 51,970
0.0
2,567,265  Ginnie Mae 2013-186
ZE, 2.500%,
12/16/2043 2,263,519
0.2
1,675,464
(5)
Ginnie Mae 2013-20
LI, 4.500%,
12/16/2042 157,381
0.0
1,326,253
(5)
Ginnie Mae 2013-23
IO, 3.500%,
02/20/2043 213,821
0.0
526,735
(4)(5)
Ginnie Mae 2013-
88 AI, 1.411%,
(-1.000*TSFR1M +
5.736%),
06/20/2043 40,977
0.0
907,544
(4)(5)
Ginnie Mae 2013-
99 SK, 1.461%,
(-1.000*TSFR1M +
5.786%),
07/20/2043 58,552
0.0
400,924
(4)
Ginnie Mae 2013-H02
FD, 4.786%, (TSFR1M
+ 0.454%),
12/20/2062 400,975
0.0
60,392
(4)
Ginnie Mae 2013-H07
HA, 4.856%, (TSFR1M
+ 0.524%),
03/20/2063 60,458
0.0
209,638
(4)
Ginnie Mae 2013-H10
FT, 4.370%, (H15T1Y +
0.450%),
04/20/2063 208,793
0.0
378,008
(4)
Ginnie Mae 2013-H14
FC, 4.916%, (TSFR1M
+ 0.584%),
06/20/2063 378,754
0.0
131,274
(4)
Ginnie Mae 2013-H14
FD, 4.916%, (TSFR1M
+ 0.584%),
06/20/2063 131,558
0.0
143,217
(4)
Ginnie Mae 2013-H14
FG, 4.916%, (TSFR1M
+ 0.584%),
05/20/2063 143,502
0.0
119,586
(4)
Ginnie Mae 2013-H17
FA, 4.996%, (TSFR1M
+ 0.664%),
07/20/2063 119,978
0.0
30,653
(4)
Ginnie Mae 2013-H18
EA, 4.946%, (TSFR1M
+ 0.614%),
07/20/2063 30,746
0.0
359,255
(4)
Ginnie Mae 2013-H18
FA, 4.946%, (TSFR1M
+ 0.614%),
06/20/2063 360,069
0.0
485,190
(4)
Ginnie Mae 2013-H19
DF, 5.096%, (TSFR1M
+ 0.764%),
05/20/2063 486,704
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
379,535
(4)
Ginnie Mae 2013-H20
FB, 5.446%, (TSFR1M
+ 1.114%),
08/20/2063 $ 384,227
0.0
40,668
(4)
Ginnie Mae 2013-H21
FB, 5.146%, (TSFR1M
+ 0.814%),
09/20/2063 40,830
0.0
172,166
(4)
Ginnie Mae 2013-H22
FB, 5.146%, (TSFR1M
+ 0.814%),
08/20/2063 173,082
0.0
336,755
(4)
Ginnie Mae 2013-H22
FT, 4.570%, (H15T1Y +
0.650%),
04/20/2063 336,542
0.0
210,150
(4)
Ginnie Mae 2013-H23
FA, 5.746%, (TSFR1M
+ 1.414%),
09/20/2063 212,674
0.0
1,436,030
(4)(5)
Ginnie Mae 2014-
107 XS, 1.174%,
(-1.000*TSFR1M +
5.486%),
07/16/2044 116,453
0.0
2,793,200  Ginnie Mae 2014-
115 EM, 4.000%,
08/20/2044 2,644,390
0.2
2,078,598  Ginnie Mae 2014-118
ZP, 4.000%,
08/20/2044 1,982,533
0.2
929,141
(4)(5)
Ginnie Mae 2014-
129 WS, 1.461%,
(-1.000*TSFR1M +
5.786%),
09/20/2044 67,000
0.0
1,850,316  Ginnie Mae 2014-149
KL, 4.000%,
10/16/2044 1,667,298
0.2
720,176
(4)(5)
Ginnie Mae 2014-
161 WS, 1.461%,
(-1.000*TSFR1M +
5.786%),
11/20/2044 53,178
0.0
793,686
(5)
Ginnie Mae 2014-183
IM, 5.000%,
06/20/2035 117,248
0.0
994,982
(4)(5)
Ginnie Mae 2014-
30 ES, 0.568%,
(-1.000*TSFR1M +
4.886%),
03/20/2040 61,997
0.0
690,786
(4)(5)
Ginnie Mae 2014-
96 SQ, 1.174%,
(-1.000*TSFR1M +
5.486%),
07/16/2044 56,471
0.0
1,520,909
(5)
Ginnie Mae 2014-99
IO, 4.500%,
06/20/2044 316,117
0.0
274,958
(4)
Ginnie Mae 2014-H04
FB, 5.096%, (TSFR1M
+ 0.764%),
02/20/2064 276,251
0.0
350,136
(4)
Ginnie Mae 2014-H05
FB, 5.046%, (TSFR1M
+ 0.714%),
12/20/2063 351,524
0.0
242,230
(4)
Ginnie Mae 2014-H06
FA, 5.016%, (TSFR1M
+ 0.684%),
03/20/2064 243,018
0.0
112,277
(4)
Ginnie Mae 2014-H06
HB, 5.096%, (TSFR1M
+ 0.764%),
03/20/2064 112,753
0.0
844,307
(4)
Ginnie Mae 2014-H21
FA, 5.096%, (TSFR1M
+ 0.764%),
10/20/2064 844,967
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,700,020
(4)
Ginnie Mae 2015-10
Q, 2.426%,
10/20/2044 $ 6,700,279
0.6
130,000  Ginnie Mae 2015-123
GY, 3.000%,
09/20/2045 101,307
0.0
2,364,266
(4)(5)
Ginnie Mae 2015-
141 IX, 0.311%,
(-1.000*TSFR1M +
2.060%),
06/20/2045 39,897
0.0
15,125,000  Ginnie Mae 2015-143
B, 3.500%,
04/20/2045 13,949,579
1.3
1,566,283
(5)
Ginnie Mae 2015-149
IL, 4.500%,
10/20/2045 338,660
0.0
768,316
(5)
Ginnie Mae 2015-157
PI, 4.000%,
03/20/2044 75,379
0.0
2,002,995  Ginnie Mae 2015-165
ZA, 3.500%,
07/20/2045 1,898,261
0.2
4,893,819  Ginnie Mae 2015-64
ZH, 2.500%,
05/16/2045 4,331,154
0.4
384,449
(4)
Ginnie Mae 2015-H03
FA, 4.946%, (TSFR1M
+ 0.614%),
12/20/2064 385,294
0.0
434,698
(4)
Ginnie Mae 2015-H06
FA, 4.926%, (TSFR1M
+ 0.594%),
02/20/2065 435,529
0.0
620,793
(4)
Ginnie Mae 2015-H08
FC, 4.926%, (TSFR1M
+ 0.594%),
03/20/2065 621,851
0.1
650,540
(4)
Ginnie Mae 2015-H10
FH, 5.046%, (TSFR1M
+ 0.714%),
04/20/2065 650,446
0.1
67,325
(4)
Ginnie Mae 2015-H12
FA, 4.926%, (TSFR1M
+ 0.594%),
05/20/2065 67,436
0.0
107,996
(4)
Ginnie Mae 2015-H14
FB, 4.876%, (TSFR1M
+ 0.544%),
05/20/2065 108,147
0.0
424,345
(4)
Ginnie Mae 2015-H18
FB, 5.046%, (TSFR1M
+ 0.714%),
07/20/2065 424,407
0.0
374,317
(4)
Ginnie Mae 2015-H20
FB, 5.046%, (TSFR1M
+ 0.714%),
08/20/2065 374,376
0.0
768,688
(4)
Ginnie Mae 2015-H22
FC, 5.046%, (TSFR1M
+ 0.714%),
09/20/2065 768,874
0.1
101,733
(4)
Ginnie Mae 2015-H26
FC, 5.046%, (TSFR1M
+ 0.714%),
08/20/2065 102,100
0.0
495,041
(4)
Ginnie Mae 2015-H26
FG, 4.966%, (TSFR1M
+ 0.634%),
10/20/2065 496,171
0.1
172,981
(4)
Ginnie Mae 2015-H31
FT, 5.096%, (TSFR1M +
0.764%),
11/20/2065 173,388
0.0
8,834,960
(5)
Ginnie Mae 2016-120
IM, 3.500%,
07/20/2046 1,085,807
0.1
4,144,373
(5)
Ginnie Mae 2016-145
IU, 3.500%,
10/20/2046 754,639
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,150,010
(4)(5)
Ginnie Mae 2016-
20 BS, 1.668%,
(-1.000*TSFR1M +
5.986%),
02/20/2046 $ 521,643
0.1
2,140,836
(4)
Ginnie Mae 2016-5
AB, 4.691%,
01/20/2046 2,166,792
0.2
3,634,968  Ginnie Mae 2016-69
B, 3.000%,
05/20/2046 3,246,482
0.3
80,230
(4)
Ginnie Mae 2016-H01
FL, 5.096%, (TSFR1M
+ 0.764%),
12/20/2065 80,599
0.0
686,320
(4)
Ginnie Mae 2016-H02
FH, 5.446%, (TSFR1M
+ 1.114%),
01/20/2066 689,722
0.1
148,117
(4)
Ginnie Mae 2016-H03
FB, 5.096%, (TSFR1M
+ 0.764%),
01/20/2066 148,702
0.0
743,377
(4)
Ginnie Mae 2016-H09
FB, 5.346%, (TSFR1M
+ 1.014%),
04/20/2066 746,166
0.1
422,278
(4)
Ginnie Mae 2016-H11
FE, 5.296%, (TSFR1M
+ 0.964%),
04/20/2066 423,606
0.0
275,904
(4)
Ginnie Mae 2016-H13
FD, 4.370%, (H15T1Y +
0.450%),
05/20/2066 274,786
0.0
85,138
(4)
Ginnie Mae 2016-H13
FT, 5.026%, (TSFR1M +
0.694%),
05/20/2066 85,423
0.0
57,503
(4)
Ginnie Mae 2016-H20
FG, 5.146%, (TSFR1M
+ 0.814%),
08/20/2066 57,783
0.0
4,053,146  Ginnie Mae 2017-
107 QZ, 3.000%,
08/20/2045 3,376,003
0.3
1,000,000  Ginnie Mae 2017-
117 BE, 2.500%,
08/20/2047 831,949
0.1
1,000,000  Ginnie Mae 2017-
117 NG, 2.500%,
08/20/2047 811,642
0.1
1,789,321  Ginnie Mae 2017-122
CZ, 3.000%,
08/20/2047 1,395,042
0.1
1,653,825
(5)
Ginnie Mae 2017-123
IO, 5.000%,
08/16/2047 358,321
0.0
2,890,000  Ginnie Mae 2017-162
PL, 3.000%,
10/20/2047 2,241,238
0.2
750,000  Ginnie Mae 2017-163
YA, 2.500%,
11/20/2047 625,684
0.1
10,000,000  Ginnie Mae 2017-
180 QB, 2.500%,
12/20/2047 8,625,083
0.8
1,056,220  Ginnie Mae 2017-
56 HM, 3.000%,
12/20/2046 975,120
0.1
5,397,030  Ginnie Mae 2017-56
JZ, 3.000%,
04/20/2047 4,551,937
0.4
462,714
(4)
Ginnie Mae 2017-H07
FG, 4.906%, (TSFR1M
+ 0.574%),
02/20/2067 463,570
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
531,474
(4)
Ginnie Mae 2017-H14
FV, 4.946%, (TSFR1M
+ 0.614%),
06/20/2067 $ 532,785
0.1
598,641
(4)
Ginnie Mae 2017-H17
FG, 4.946%, (TSFR1M
+ 0.614%),
08/20/2067 600,032
0.1
161,559
(4)
Ginnie Mae 2017-H19
FA, 4.896%, (TSFR1M
+ 0.564%),
08/20/2067 161,849
0.0
1,149,438  Ginnie Mae 2018-112
AL, 3.500%,
08/20/2048 1,057,805
0.1
378,990  Ginnie Mae 2018-163
DZ, 4.500%,
11/20/2048 344,699
0.0
520,201
(5)
Ginnie Mae 2018-78
IC, 4.000%,
02/20/2047 76,061
0.0
1,000,000  Ginnie Mae 2018-91
JN, 3.000%,
07/20/2048 834,627
0.1
101,735
(4)
Ginnie Mae 2018-H07
FE, 4.796%, (TSFR1M
+ 0.464%),
02/20/2068 101,759
0.0
10,415,147  Ginnie Mae 2019-1 LZ,
3.500%,
01/20/2049 8,816,436
0.8
1,370,424  Ginnie Mae 2019-1 Z,
4.000%,
01/20/2049 1,291,258
0.1
2,490,151
(4)
Ginnie Mae 2019-100
FD, 4.832%, (TSFR1M
+ 0.514%),
08/20/2049 2,438,511
0.2
9,164,121  Ginnie Mae 2019-
123 CA, 3.000%,
10/20/2049 8,294,934
0.8
677,876
(5)
Ginnie Mae 2019-29
AI, 5.000%,
07/20/2048 159,207
0.0
10,633,863
(5)
Ginnie Mae 2019-56
YI, 5.000%,
05/20/2049 2,652,157
0.2
109,899  Ginnie Mae 2019-
71 EN, 4.000%,
06/20/2049 90,125
0.0
197,176
(4)
Ginnie Mae 2019-H10
FM, 4.846%, (TSFR1M
+ 0.514%),
05/20/2069 197,378
0.0
589,668
(4)
Ginnie Mae 2019-H19
FB, 4.896%, (TSFR1M
+ 0.564%),
11/20/2069 590,660
0.1
16,992,441
(5)
Ginnie Mae 2020-47
LI, 3.500%,
04/20/2050 3,333,484
0.3
17,478,106
(5)
Ginnie Mae 2020-63
BI, 3.500%,
05/20/2035 1,822,533
0.2
156,354
(4)
Ginnie Mae 2020-H01
FT, 4.420%, (H15T1Y +
0.500%),
01/20/2070 155,836
0.0
7,262,000
(4)(5)
Ginnie Mae 2021-
58 SB, 1.868%,
(-1.000*TSFR1M +
6.186%),
04/20/2051 931,585
0.1
5,107,014
(5)
Ginnie Mae 2021-74
KI, 3.000%,
04/20/2051 814,511
0.1
13,505,394
(4)(5)
Ginnie Mae 2021-
77 SK, 0.286%,
(-1.000*TSFR1M +
3.186%),
05/20/2051 291,095
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
112,923
(4)
Ginnie Mae 2021-H09
Z, 3.094%,
10/20/2066 $ 104,350
0.0
12,055,470  Ginnie Mae 2022-
205 ZG, 5.500%,
12/20/2052 12,053,416
1.1
2,346,452  Ginnie Mae 2022-47
EB, 3.000%,
03/20/2037 1,981,729
0.2
973,660
(4)
Ginnie Mae 2023-111
FC, 5.452%, (SOFR30A
+ 1.150%),
08/20/2053 975,895
0.1
6,963,666  Ginnie Mae 2023-111
ZL, 6.000%,
08/20/2053 7,195,902
0.7
1,717,234  Ginnie Mae 2023-
112 MZ, 6.000%,
08/20/2053 1,771,839
0.2
13,266,071  Ginnie Mae 2023-149
EZ, 6.000%,
09/20/2063 13,668,363
1.2
7,767,837  Ginnie Mae 2023-149
HZ, 6.000%,
10/20/2053 7,997,931
0.7
1,250,802  Ginnie Mae 2023-189
AY, 6.000%,
12/20/2053 1,290,087
0.1
8,143,477  Ginnie Mae 2024-20
KZ, 6.000%,
02/20/2054 8,280,851
0.8
6,455,453  Ginnie Mae 2024-20
VZ, 5.500%,
09/20/2053 6,556,773
0.6
5,154,000  Ginnie Mae 2024-61
CY, 6.000%,
04/20/2054 5,247,451
0.5
9,616,540
(4)
Ginnie Mae 2025-1 FJ,
5.602%, (SOFR30A +
1.300%),
01/20/2055 9,664,008
0.9
8,508,951
(4)
Ginnie Mae 2025-1
GF, 5.602%, (SOFR30A
+ 1.300%),
01/20/2055 8,553,625
0.8
204,708  Ginnie Mae 2025-25
PZ, 7.000%,
02/20/2055 221,753
0.0
28,210,512
(4)
Ginnie Mae 2025-9
FE, 5.552%, (SOFR30A
+ 1.250%),
01/20/2055 28,095,194
2.5
1,183,581
(4)
Seasoned Credit Risk
Transfer Trust Series
2018-2 HA, 3.000%,
11/25/2057 1,116,093
0.1
3,591,026  Seasoned Credit Risk
Transfer Trust Series
2019-1 M55D, 4.000%,
07/25/2058 3,354,480
0.3
1,535,258  Seasoned Credit Risk
Transfer Trust Series
2019-3 M55D, 4.000%,
10/25/2058 1,438,794
0.1
7,955,000  Seasoned Loans
Structured Transaction
Series 2019-1 A2,
3.500%,
05/25/2029 7,692,701
0.7
2,685,506  Seasoned Loans
Structured Transaction
Trust Series 2019-
2 A1C, 2.750%,
09/25/2029 2,553,852
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
928,750  Vendee Mortgage Trust
2003-2 Z, 5.000%,
05/15/2033 $ 937,771
0.1
2,096,605  Vendee Mortgage Trust
2011-2 DZ, 3.750%,
10/15/2041 1,972,793
0.2
18,363,810
(4)(5)
Vendee Mortgage Trust
2011-2 IO, 0.373%,
10/15/2041 294,032
0.0
Total Collateralized
Mortgage Obligations
(Cost $595,868,031)
556,604,364
50.3
COMMERCIAL MORTGAGE-BACKED SECURITIES : 3.6%
8,693,215
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K106 X1, 1.438%,
01/25/2030 443,928
0.1
29,622,769
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K108 X1, 1.810%,
03/25/2030 1,922,543
0.2
18,237,588
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K110 X1, 1.758%,
04/25/2030 1,154,821
0.1
2,951,244
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K119 X1, 1.017%,
09/25/2030 116,570
0.0
16,355,637
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1516 X1, 1.626%,
05/25/2035 1,773,134
0.2
14,638,483
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1517 X1, 1.435%,
07/25/2035 1,368,633
0.1
33,734,635
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1519 X1, 0.687%,
12/25/2035 1,445,502
0.1
24,247,106
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K740 X1, 0.817%,
09/25/2027 324,162
0.0
31,173,596
(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KL06 XFX, 1.464%,
12/25/2029 1,298,703
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
34,001,283
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KLU3 X1, 2.072%,
01/25/2031 $ 2,574,892
0.2
202,075
(4)
Ginnie Mae 2004-23 Z,
5.767%,
03/16/2044 200,215
0.0
2,349,469
(4)(5)
Ginnie Mae 2006-67
IO, 0.673%,
11/16/2046 6,812
0.0
40,086
(4)
Ginnie Mae 2007-52 Z,
4.350%,
01/16/2048 39,975
0.0
442,304  Ginnie Mae 2008-39 Z,
4.500%,
02/16/2048 427,065
0.1
212,788
(4)(5)
Ginnie Mae 2008-45
IO, 0.863%,
02/16/2048 2,198
0.0
52,284
(4)(5)
Ginnie Mae 2010-123
IA, 2.050%,
10/16/2052 492
0.0
7,260,245
(4)(5)
Ginnie Mae 2011-47
IO, 0.200%,
01/16/2051 19,343
0.0
387,420
(4)(5)
Ginnie Mae 2017-9 IO,
0.656%,
01/16/2057 14,105
0.0
2,087,183
(4)
Ginnie Mae 2018-114
Z, 3.100%,
04/16/2060 1,556,770
0.2
11,761,465  Ginnie Mae 2018-116
Z, 3.000%,
06/16/2058 9,742,440
0.9
2,099,546  Ginnie Mae 2018-169
Z, 3.000%,
04/16/2061 1,352,848
0.1
2,088,604  Ginnie Mae 2019-17 Z,
3.000%,
12/16/2060 1,292,181
0.1
2,779,238
(4)
Ginnie Mae 2019-19 Z,
3.200%,
11/16/2060 2,182,087
0.2
3,612,431  Ginnie Mae 2019-53 Z,
3.000%,
06/16/2061 2,557,167
0.2
5,370,087  Ginnie Mae 2021-79 Z,
1.750%,
08/16/2063 2,146,037
0.2
2,657,810  Ginnie Mae 2021-80 Z,
1.500%,
12/16/2062 1,063,855
0.1
2,333,712  Ginnie Mae 2021-90
B, 1.750%,
05/16/2061 1,068,347
0.1
4,027,779
(4)(5)
Ginnie Mae 2023-88
IO, 0.924%,
03/16/2065 282,466
0.0
57,612,284
(4)(5)
Ginnie Mae 2024-82
AI, 0.741%,
10/16/2065 3,722,644
0.3
Total Commercial
Mortgage-Backed
Securities
(Cost $52,755,026)
40,099,935
3.6
ASSET-BACKED SECURITIES : 0.1%
Other Asset-Backed Securities : 0.1%
541,887
(4)
Fannie Mae Grantor
Trust 2001-T9 A1,
4.544%, (TSFR1M +
0.224%),
09/25/2031 537,670
0.1
46,561
(4)
Fannie Mae Grantor
Trust 2003-T4 2A6,
4.398%,
07/26/2033 46,004
0.0
1,785
(4)
Fannie Mae REMIC
Trust 2001-W4 AF6,
5.110%,
01/25/2032 1,780
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,591
(4)
Fannie Mae REMIC
Trust 2002-W12 AF6,
5.066%,
02/25/2033 $ 2,574
0.0
2,040
(4)
Fannie Mae REMIC
Trust 2002-W2 AF6,
6.000%,
05/25/2032 2,056
0.0
590,084
0.1
Total Asset-Backed
Securities
(Cost $590,573)
590,084
0.1
Total Long-Term
Investments
(Cost $1,557,271,131)
1,465,482,517
132.5
Total Investments in
Securities
(Cost $1,557,271,131) $ 1,465,482,517 132.5
Liabilities in Excess of
Other Assets
(359,614,402) (32.5)
Net Assets $ 1,105,868,115 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(2)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2025.
(3)
Represents or includes a TBA transaction.
(4)
Variable rate security. Rate shown is the rate in effect as of June
30, 2025.
(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Reference Rate Abbreviations:
H15T1Y U.S. Treasury 1-Year Constant Maturity
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya GNMA Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2025
Asset Table
Investments, at fair value
U.S. Government Agency Obligations $ — $ 868,188,134 $ — $ 868,188,134
Collateralized Mortgage Obligations — 556,604,364 — 556,604,364
Commercial Mortgage-Backed Securities — 40,099,935 — 40,099,935
Asset-Backed Securities — 590,084 — 590,084
Total Investments, at fair value $ — $ 1,465,482,517 $ — $ 1,465,482,517
Liabilities Table
Other Financial Instruments+
Futures $ (4,058,201) $ — $ — $ (4,058,201)
Total Liabilities $ (4,058,201) $ — $ — $ (4,058,201)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2025, the following futures contracts were outstanding for Voya GNMA Income Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
U.S. Treasury 2-Year Note 343 09/30/25 $ 71,352,039 $ (3,338)
$ 71,352,039 $ (3,338)
Short Contracts:
U.S. Treasury 5-Year Note (1,476) 09/30/25 (160,884,000) (1,778,646)
U.S. Treasury 10-Year Note (894) 09/19/25 (100,239,750) (1,085,623)
U.S. Treasury Long Bond (217) 09/19/25 (25,056,719) (691,225)
U.S. Treasury Ultra 10-Year Note (128) 09/19/25 (14,626,000) (324,265)
U.S. Treasury Ultra Long Bond (75) 09/19/25 (8,934,375) (175,104)
$ (309,740,844) $ (4,054,863)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 8,935,710
Gross Unrealized Depreciation (100,724,323)
Net Unrealized Depreciation $ (91,788,613)